PRC CONTRIBUTION AND PROFIT APPROPRIATION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
China
PRC Contribution and Profit Appropriation
After-tax profits to general reserve (as a percent)	10.00%
Minimum respective registered capital (as a percent)	50.00%
Appropriation to statutory reserve required for education development reserve (as a percent of after tax profit)	25.00%
China | Minimum
PRC Contribution and Profit Appropriation
Appropriation to statutory surplus reserve (as percent of after tax profit)	5.00%
China | Maximum
PRC Contribution and Profit Appropriation
Appropriation to statutory surplus reserve (as percent of after tax profit)	10.00%
Foreign Plan
PRC Contribution and Profit Appropriation
Employer contributions	¥ 29,910	¥ 44,456	¥ 37,594